U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas
Title:    Assistant Vice President and Senior Counsel

October 1, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	John Hancock Municipal Securities Trust (the “Trust”), on behalf of
John Hancock High Yield Municipal Bond Fund and
John Hancock Tax-Free Bond Fund
File Nos. 33-32246 and 811-05968

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and Statement of Additional Information, each dated October 1, 2010, contained in Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 39 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on September 28, 2010.

Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas
Assistant Secretary
John Hancock Municipal Securities Trust